The Merger - Preliminary allocation (Details) - USD ($)	May 09, 2019	Sep. 30, 2019
Preliminary allocation of purchase price:
Goodwill		$ 3,490,000
AmpliPhi Biosciences Corporation [Member]
Business Acquisition [Line Items]
Total purchase consideration	$ 10,700,000
Preliminary allocation of purchase price:
Cash and cash equivalents	3,008,000
Prepaid expenses	257,000
Property and equipment	708,000
Right of use asset	271,000
In-process research and development	10,256,000
Total assets	14,500,000
Accounts payable	(4,004,000)
Other long term liabilities	(199,000)
Deferred tax liability	(3,077,000)
Net assets acquired	7,220,000
Purchase price	10,710,000
Goodwill	$ 3,490,000